Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading assets (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Nominal amount of trading derivative assets	$ 4,413,436	$ 4,193,643
Fair value of trading derivatives	296,171	151,747
OTC transactions
Financial assets
Fair value of trading derivatives	296,171	151,747
Currency risk | Futures
Financial assets
Nominal amount of trading derivative assets	1,030
Fair value of trading derivatives	5
Currency risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	171,450	209,085
Fair value of trading derivatives	9,293	8,769
Currency risk | Forwards: Spot
Financial assets
Nominal amount of trading derivative assets	40,944	18,630
Fair value of trading derivatives	92	32
Currency risk | Options
Financial assets
Nominal amount of trading derivative assets	72,892	50,940
Fair value of trading derivatives	3,879	1,052
Currency risk | Currency swaps
Financial assets
Nominal amount of trading derivative assets	472,918	442,402
Fair value of trading derivatives	86,337	61,173
Interest rate risk | Options
Financial assets
Nominal amount of trading derivative assets	54,471	111,940
Fair value of trading derivatives	232	421
Interest rate risk | IRS
Financial assets
Nominal amount of trading derivative assets	3,596,532	3,353,662
Fair value of trading derivatives	196,170	80,078
Market Index | Futures
Financial assets
Nominal amount of trading derivative assets	9	4,144
Market Index | Options
Financial assets
Nominal amount of trading derivative assets	271	1,828
Fair value of trading derivatives	43	212
Equity price risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	2,270	341
Fair value of trading derivatives	48
Equity price risk | Options
Financial assets
Nominal amount of trading derivative assets	649	43
Fair value of trading derivatives	$ 72
Equity price risk | Equity swaps
Financial assets
Nominal amount of trading derivative assets		628
Fair value of trading derivatives		$ 10